UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Variant Alternative Income Fund Schedule of Investments as of January 31, 2020 are filed herewith.

VARIANT ALTERNATIVE INCOME FUND
Schedule of Investments
January 31, 2020 (Unaudited)

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Investments in private investment companies - 51.5%
Litigation Finance
Virage Capital Partners - Series 4	9/1/2018	$1,560,439	$1,854,300	0.6%	N	N/A
Virage Capital Partners - Series 6 (a)	10/31/2019	16,000,000	16,000,000	4.9	N	N/A
Virage Recovery Fund	8/6/2019	10,773,836	11,391,256	3.5	N	N/A
		28,334,275	29,245,556	9.0
Portfolio Finance
Crestline Portfolio Financing Fund, L.P.	4/25/2018	639,715	710,519	0.2	N	N/A
Crestline Praeter, L.P. - Zoom (a)	12/26/2019	222,772	222,772	0.1	N	N/A
		862,487	933,291	0.3
Real Estate Debt
Bay Point Capital Partners II	7/2/2019	16,000,000	16,467,279	5.1	Y	Beginning 12 months from the origination date, 25% withdrawals are permitted on the last day of any calendar quarter provided that a 30 days written notice is submitted.
Oak Harbor Capital NPL VII, LLC	3/1/2019	11,343,164	12,183,704	3.7	N	N/A
		27,343,164	28,650,983	8.8
Real Estate Equity
Montreux Healthcare Fund PLC	2/1/2018	27,750,000	29,032,163	8.9	Y	Redemption permitted with 180 business days prior written notice for a calendar quarter Valuation Day. Quarterly redemptions representing more than 10% of a Shareholder’s holding will require not less than 12 months’ notice.
Prime Storage Fund II (Cayman), LP	11/20/2017	1,179,459	1,009,877	0.3	N	N/A
		28,929,459	30,042,040	9.2
Royalties
Primary Wave Music IP Fund 1, LP	11/8/2017	1,512,164	1,424,237	0.4	N	N/A
Secondaries
Armadillo Financial Fund LP	12/28/2018	221,887	198,168	0.1	N	N/A
Blackrock Special Credit Opportunities, L.P. - Series C	6/29/2018	243,286	302,803	0.1	N	N/A
Marathon Structured Product Strategies Fund	5/16/2019	1,023,619	1,171,560	0.4	N	N/A
North Haven Offshore Infrastructure	7/18/2019	1,566,729	2,036,716	0.6	N	N/A
PWP Asset Based Income ASP Fund	3/29/2019	949,592	1,258,552	0.4	N	N/A
Thor Urban Property Fund II (a)	12/30/2019	5,854,744	7,833,023	2.4	N	N/A
		9,859,857	12,800,822	4.0
Specialty Finance
Blue Elephant Financing Fund I, L.P.	3/29/2019	2,185,000	2,416,717	0.7	N	N/A
CoVenture No. 1 Credit Opportunity Fund	12/12/2019	50,000	50,635	0.0	Y	Redemptions are permitted at the end of each calendar month with at least a 90 day notice after 36 months from the date of the Investor Member's admission.
DelGatto Diamond Fund	10/31/2019	6,750,000	6,899,293	2.1	Y	Redemptions are permitted at the end of each calendar month with at least a 90 day notice. Any redemption made within 1 year of subscription is subject to a 5% early redemption penalty
Highcrest Private Credit Income Fund, L.P.	10/31/2018	11,250,000	11,880,519	3.7	Y	Redemption permitted as of the close of business on the last day of each calendar month, provided the GP is notified not less than 35 days in advance of the applicable withdrawal day.
Leaf II SPC, 11.0%, due 11/27/2021 (a)	11/28/2018	856,094	856,094	0.3	N	N/A
OHP II LP	3/7/2019	9,000,000	9,059,297	2.8	N	N/A
Turning Rock Fund I (a)	11/29/2019	3,766,307	3,657,082	1.1	N	N/A
		33,857,401	34,819,637	10.7
Transportation Finance
Aero Capital Solutions Fund	1/17/2019	2,490,289	2,927,115	0.9	N	N/A
Aero Capital Solutions Fund II (a)	9/16/2019	6,768,308	6,768,308	2.1	N	N/A
American Rivers Fund	5/1/2019	4,972,826	5,029,555	1.6	Y	Subject to a 3 year lock up period from initial funding. Redemptions are permitted in December every year.
Hudson Transport Real Asset Fund LP	9/1/2018	2,000,000	2,046,089	0.6	Y	Redemption permitted on the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. Subject to a 2 year lock up period.
		16,231,423	16,771,067	5.2
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC	10/3/2017	11,915,580	12,555,930	3.9	Y	Redemptions are quarterly and subject to sufficient cash flows.
Total investments in private investment companies		158,845,810	167,243,563	51.5

VARIANT ALTERNATIVE INCOME FUND
Schedule of Investments
January 31, 2020 (Unaudited)

Investments in senior credit facilities - 33.7%
Litigation Finance
Kerberos Capital Management and SPV I, 15.0% (a)	12/29/2018	34,940,908	35,132,246	10.8	N	N/A
Kerberos Capital Management and SPV - Luckett, 19.0 (a)	1/29/2020	1,946,575	1,986,575	0.6	N	N/A
		36,887,483	37,118,821	11.4
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2021 (a)	10/2/2018	2,000,000	2,000,000	0.6	N	N/A
Fairway LOC, 7.5%, due 8/27/2020 (a)	11/29/2019	4,000,000	4,000,000	1.2	Y	Redemption permitted with a 90 day notice.
Formation Group Note 2, 15.0%, due 6/20/2020 (a)	6/7/2019	1,910,000	2,000,000	0.6	N	N/A
Stage Point Credit Facility, 7.0%, due 5/31/2022 (a)	5/21/2019	6,000,000	6,000,000	1.9	Y	Redemption permitted with a 90 day notice.
		13,910,000	14,000,000	4.3
Royalties
ARC Credit Facility, 13.0%, due 9/25/2021 (a)	9/26/2019	4,163,220	4,222,040	1.3	N	N/A
Specialty Finance
Art Financing 1, 9.0%, due 8/21/2020 (a)	9/20/2019	1,081,481	990,990	0.3	N	N/A
Art Financing 2, 9.0%, due 9/19/2020 (a)	9/20/2019	4,385,896	4,004,000	1.2	N	N/A
Art Money Convertible Note, 8.0%, due 12/9/2021 (a)	12/9/2019	435,000	435,000	0.1	N	N/A
Art Money U.S., Inc., 11.0%, due 6/8/2021 (a)	6/12/2018	2,620,000	2,620,000	0.8	N	N/A
Coromandel Credit Facility, 12.0%, due 1/7/2022 (a)	1/13/2020	600,000	600,000	0.2	N	N/A
Old Hill Art Co-Investment, 8.15%, due 1/14/2021 (a) (c)	1/14/2020	3,000,000	3,000,000	0.9	N	N/A
Old Hill Co-Investment, 13.12% (a) (c)	9/17/2019	4,000,000	4,000,000	1.2	N	N/A
P2B Investor Incorporated, 10.9%, due 10/31/2020 (a) (c)	5/29/2018	2,185,623	1,954,404	0.6	N	N/A
P2Bi Utility Funding Facility, 14.0%, due 10/31/2020 (a)	12/11/2019	1,500,000	1,500,000	0.5	N	N/A
PFF LLC, 9.5%, due 5/1/2021 (a)	11/20/2017	12,552,885	12,552,885	3.9	Y	Redemption permitted with a 90 day notice.
RKB Bridge Solutions Credit Facility, 7.0%, due 12/10/2020 (a)	12/13/2019	697,691	700,000	0.2	N	N/A
RKB Energy Solutions, LLC, 10.5%, due 4/29/2021 (a)	4/29/2019	606,488	606,488	0.2	N	N/A
Salaryo Credit Facility, 17.0%, due 12/19/2022 (a)	1/30/2020	41,404	51,404	0.0	N	N/A
Star Strong Capital, 12%, due 8/5/2021 (a)	8/9/2019	4,663,500	4,663,500	1.5	N	N/A
Upper90 SPV Loan, 11.0%, due 12/31/2021 (a)	11/27/2019	7,500,000	7,500,000	2.3	N	N/A
		45,869,968	45,178,671	13.9
Warehouse Facilities
Chapford Warehouse Credit Facility 1, 7.0%, due 12/4/2020 (a)	12/4/2019	1,467,514	1,492,514	0.5	N	N/A
Edly WH Credit Facility, 12%, due 10/8/2020 (a)	10/9/2019	5,545,049	5,612,382	1.7	N	N/A
Lendable Kopo Kopo, 10.25% (a)	1/27/2020	390,000	390,000	0.1	N	N/A
Lendable Solar Panda, 10.0% (a)	1/17/2020	1,462,500	1,462,500	0.5	N	N/A
		8,865,063	8,957,396	2.8
Total investments in senior credit facilities		109,695,734	109,476,928	33.7

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Investments in special purpose vehicles - 5.0%
Litigation Finance
YS CF LawFF VII LLC	4/5/2018	500,000	575,884	0.2	N	N/A
Real Estate Debt
Monticello Structured Products, LLC Series MSP-2	4/3/2019	200,000	201,997	0.0	N	N/A
Monticello Structured Products, LLC Series MSP-12 (a)	12/12/2019	924,979	924,979	0.3	N	N/A
Monticello Funding, LLC Series BTH-3, 12%	7/1/2018	250,000	252,724	0.1	N	N/A
Monticello Funding, LLC Series BTH-11, 12%	9/13/2018	250,000	252,724	0.1	N	N/A
Monticello Funding, LLC Series BTH-13, 12%	8/10/2018	156,000	157,700	0.0	N	N/A
Monticello Funding, LLC Series BTH-16, 12%	7/31/2018	250,000	252,724	0.1	N	N/A
Monticello Funding, LLC Series BTH-18, 12%	5/30/2018	500,000	505,423	0.2	N	N/A
Monticello Funding, LLC Series BTH-19, 12%	8/3/2018	195,000	197,125	0.1	N	N/A
Monticello Funding, LLC Series BTH-20, 12%	9/18/2018	222,646	225,628	0.1	N	N/A
Monticello Funding, LLC Series BTH-25, 12%	2/12/2019	300,000	303,255	0.1	N	N/A
Monticello Funding, LLC Series BTH-30, 12%	6/25/2019	200,000	202,179	0.0	N	N/A
Monticello Funding, LLC Series BTH-31, 12%	5/29/2019	300,000	303,269	0.1	N	N/A
Monticello Funding, LLC Series BTH-33, 12%	8/23/2019	750,000	756,148	0.2	N	N/A
Monticello Funding, LLC Series BTH-34, 12%	1/2/2020	1,000,000	1,006,102	0.3	N	N/A
Monticello Funding, LLC Series BTH-37, 12%	11/18/2019	2,000,000	2,021,595	0.6	N	N/A
		7,498,625	7,563,572	2.3
Royalties
Round Hill Music Carlin Coinvest, LP (b)	10/1/2017	929,104	969,972	0.3	N	N/A
Specialty Finance
CoVenture - Clearbanc Special Assets Fund LP, 10.0%	3/12/2019	1,500,000	1,503,252	0.4	N	N/A
Lendable Onefi, 13.0%, due 7/30/2021 (a)	7/12/2019	1,666,667	1,666,667	0.5	N	N/A
Lendable Watu 17, 11.0%, due 5/30/2021 (a)	5/31/2019	246,163	246,163	0.1	N	N/A
Lendable Watu 18, 11.0%, due 6/30/2021 (a)	6/28/2019	268,596	268,596	0.1	N	N/A
Lendable Watu 19, 11.0%, due 7/30/2021 (a)	7/25/2019	388,349	388,349	0.1	N	N/A
P2B Investor Inc, 6.0% (a)	11/3/2017	0	2,924	0.0	N	N/A
Upper90 ClearFund I, L.P.	3/28/2019	2,450,000	2,493,221	0.8	N	N/A
		6,519,775	6,569,172	2.0
Transportation Finance
YS Vessel Deconstruction I	8/26/2018	500,000	509,518	0.2	N	N/A
Total investments in special purpose vehicles		15,947,504	16,188,118	5.0

VARIANT ALTERNATIVE INCOME FUND
Schedule of Investments
January 31, 2020 (Unaudited)

	Investments in direct equities - 0.1%
	Royalties
	ARC Credit Facility - Warrants, due 9/25/2021 (a)	10/3/2019	0	79,490	0.0	N	N/A
	Specialty Finance
	P2Bi Holdings LLC (a)	11/1/2019	22	114,708	0.1	N	N/A
	Total investments in direct equities		22	194,198	0.1
Shares
	Investments in public securities - 2.8%
	Master Limited Partnerships
148,600	Energy Transfer LP	6/24/2019	1,929,701	1,870,874	0.6	N/A	N/A
69,800	Enterprise Products Partners LP	4/17/2019	1,953,881	1,798,746	0.5	N/A	N/A
78,800	MPLX LP	6/24/2019	2,012,341	1,895,140	0.6	N/A	N/A
108,100	Plains All American Pipeline LP	6/24/2019	1,954,602	1,799,865	0.5	N/A	N/A
88,200	Williams Companies Inc	6/24/2019	2,038,805	1,824,858	0.6	N/A	N/A
	Total investments in public securities		9,889,330	9,189,483	2.8

Contracts		First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
	Investments in purchased put options contracts - 0.1%
	Energy Transfer LP
	Exercise Price: $12.00, Notional Amount: $465,600
388	Expiration Date: February 21, 2020 (d)	9/26/2019	12,177	11,252	0.0	N/A	N/A
	Energy Transfer LP
	Exercise Price: $12.00, Notional Amount: $909,600
758	Expiration Date: March 20, 2020 (d)	10/21/2019	18,528	34,110	0.0	N/A	N/A
	Energy Transfer LP
	Exercise Price: $12.00, Notional Amount: $408,000
340	Expiration Date: April 17, 2020 (d)	10/21/2019	15,369	18,360	0.0	N/A	N/A
	Enterprise Products Partners LP
	Exercise Price: $27.00, Notional Amount: $1,271,700
471	Expiration Date: February 21, 2020 (d)	9/26/2019	27,147	56,991	0.0	N/A	N/A
	Enterprise Products Partners LP
	Exercise Price: $26.00, Notional Amount: $442,000
170	Expiration Date: March 20, 2020 (d)	10/21/2019	9,462	15,300	0.0	N/A	N/A
	Enterprise Products Partners LP
	Exercise Price: $27.00, Notional Amount: $153,900
57	Expiration Date: March 20, 2020 (d)	10/21/2019	3,348	8,265	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $24.00, Notional Amount: $1,200,000
500	Expiration Date: February 21, 2020 (d)	9/26/2019	27,990	42,500	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $23.00, Notional Amount: $483,000
210	Expiration Date: March 20, 2020 (d)	10/21/2019	15,793	14,700	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $24.00, Notional Amount: $187,200
78	Expiration Date: March 20, 2020 (d)	10/21/2019	3,900	9,126	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $18.00, Notional Amount: $567,000
315	Expiration Date: February 21, 2020 (d)	8/26/2019	18,941	41,895	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $16.00, Notional Amount: $464,000
290	Expiration Date: March 20, 2020 (d)	8/19/2019	9,344	14,500	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $18.00, Notional Amount: $856,800
476	Expiration Date: March 20, 2020 (d)	8/19/2019	31,263	71,400	0.1	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $22.00, Notional Amount: $1,095,600
498	Expiration Date: February 21, 2020 (d)	8/26/2019	14,741	72,210	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $22.00, Notional Amount: $294,800
134	Expiration Date: March 20, 2020 (d)	9/26/2019	6,089	22,780	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $20.00, Notional Amount: $500,000
250	Expiration Date: March 20, 2020 (d)	10/21/2019	13,111	19,750	0.0	N/A	N/A
	Total investments in purchased put options contracts		227,203	453,139	0.1

Principal Amount
	Investments in money market instruments - 5.2%
16,755,775	Federated Treasury Obligations Fund, Institutional Shares, 1.66% (e)	16,755,775	16,755,775	5.2	N/A	N/A
	Total investments in money market instruments	16,755,775	16,755,775	5.2

	Total Investments (cost $311,361,378)		$319,501,204	98.4
	Other assets less liabilities		5,318,448	1.6
	Net Assets		$324,819,652	100.0

VARIANT ALTERNATIVE INCOME FUND
Schedule of Investments
January 31, 2020 (Unaudited)

Contracts		First Acquisition Date	Proceeds	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
	Investments in written call options contracts - 0.0%
	Energy Transfer LP
	Exercise Price: $14.00, Notional Amount: $543,200
(388)	Expiration Date: February 21, 2020 (d)	9/26/2019	(7,127)	(1,164)	0.0	N/A	N/A
	Energy Transfer LP
	Exercise Price: $14.00, Notional Amount: $1,061,200
(758)	Expiration Date: March 20, 2020 (d)	10/21/2019	(14,064)	(7,580)	0.0	N/A	N/A
	Energy Transfer LP
	Exercise Price: $14.00, Notional Amount: $476,000
(340)	Expiration Date: April 17, 2020 (d)	10/21/2019	(6,582)	(5,780)	0.0	N/A	N/A
	Enterprise Products Partners LP
	Exercise Price: $29.00, Notional Amount: $1,365,900
(471)	Expiration Date: February 21, 2020 (d)	9/26/2019	(20,309)	(1,413)	0.0	N/A	N/A
	Enterprise Products Partners LP
	Exercise Price: $29.00, Notional Amount: $658,300
(227)	Expiration Date: March 20, 2020 (d)	10/21/2019	(4,568)	(1,589)	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $27.00, Notional Amount: $1,350,000
(500)	Expiration Date: February 21, 2020 (d)	9/26/2019	(17,198)	(1,500)	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $25.00, Notional Amount: $525,000
(210)	Expiration Date: March 20, 2020 (d)	10/21/2019	(6,143)	(6,720)	0.0	N/A	N/A
	MPLX LP
	Exercise Price: $27.00, Notional Amount: $210,600
(78)	Expiration Date: March 20, 2020 (d)	10/21/2019	(2,340)	(780)	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $20.00, Notional Amount: $630,000
(315)	Expiration Date: February 21, 2020 (d)	8/19/2019	(7,897)	(315)	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $18.00, Notional Amount: $522,000
(290)	Expiration Date: March 20, 2020 (d)	8/26/2019	(12,818)	(8,700)	0.0	N/A	N/A
	Plains All American Pipeline LP
	Exercise Price: $20.00, Notional Amount: $952,000
(476)	Expiration Date: March 20, 2020 (d)	8/26/2019	(9,167)	(476)	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $25.00, Notional Amount: $542,500
(217)	Expiration Date: February 21, 2020 (d)	8/26/2019	(6,630)	(217)	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $26.00, Notional Amount: $730,600
(281)	Expiration Date: February 21, 2020 (d)	9/26/2019	(4,132)	(281)	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $24.00, Notional Amount: $321,600
(134)	Expiration Date: March 20, 2020 (d)	10/21/2019	(5,636)	(536)	0.0	N/A	N/A
	Williams Companies Inc.
	Exercise Price: $23.00, Notional Amount: $575,000
(250)	Expiration Date: April 17, 2020 (d)	10/21/2019	(6,126)	(3,250)	0.0	N/A	N/A
	Total investments in written call options contracts		(130,737)	(40,301)	0.0

(a)	Value was determined using significant unobservable inputs.
(b)	100% of this private company is invested in one music catalog.
(c)	Variable rate security.
(d)	Counterparty is Interactive Brokers.
(e)	Rate listed is the 7-day effective yield at 1/31/20.

Investment Type as a percentage of Total Investments As Follows

Variant Alternative Income Fund

Notes to Schedule of Investments

January 31, 2020 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value ("NAV"). The Fund commenced operations on October 1, 2018 with Institutional class shares. Investor class shares were offered at a later date and commenced operations on October 31, 2018.

The Fund’s investment objective is to seek to provide a high level of current income by investing directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

Under the Distribution and Servicing Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares, (the “Distribution and Servicing Fee”) to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. There is no Distribution and Servicing Fee imposed on Institutional Class Shares.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

The Fund’s offering costs of $167,771 represent the total amount incurred in connection with the offering and initial registration and was amortized on a straight-line basis over the first twelve months of the Fund’s operations which began on October 1, 2018, the Fund’s commencement of operations date.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of January 31, 2020.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

3. Principal Risks

BORROWING, USE OF LEVERAGE

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a "margin call," pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

LIMITED LIQUIDITY

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

NON-DIVERSIFIED STATUS

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

PRIVATE MARKETS RISK

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

REPURCHASE OFFERS

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At January 31, 2020, the Fund had private investment companies of $35,337,279 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 0.5% -1.0% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended January 31, 2020, the Investment Manager determined there were no credit impairments. Investments in SPV are generally categorized in Level 3 of the fair value hierarchy, while others are measured based on NAV as a practical expedient.

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. During the period ended January 31, 2020, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Options Contracts

The Investment Manager may purchase call and put options on specific securities, on indices, on currencies or on futures, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price. A covered call option is a call option with respect to which the Fund owns the underlying security. The sale of such an option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31, 2020. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Assets	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$35,337,279	$131,906,284	$167,243,563
Senior Credit Facilities	-	-	109,476,928	-	109,476,928
Special Purpose Vehicles	-	-	3,497,678	12,690,440	16,188,118
Direct Equities	-	-	194,198	-	194,198
Public Securities	9,189,483	-	-	-	9,189,483
Short-Term Investments	16,755,775	-	-	-	16,755,775
Purchased Put Options Contracts	453,139	-	-	-	453,139
Total Assets	$26,398,397	$-	$148,506,083	$144,596,724	$319,501,204

Liabilities
Written Call Options Contracts	$40,301	$-	$-	$-	$40,301
Total Liabilities	$40,301	$-	$-	$-	$40,301

All transfers between fair value levels are recognized by the Fund at the beginning of each reporting period.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended January 31, 2020:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles	Direct Equities
October 31, 2019	$22,688,966	$50,979,603	$4,468,476	$79,490
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	2,259,305	(108,687)	-	-
Transfers Into Level 3	-	-	-	-
Transfers Out of Level 3	(4,600,000)	-	-	-
Purchases	17,229,873	65,624,943	924,979	114,708
Sales	(2,240,865)	(7,018,931)	(1,895,777)	-
January 31, 2020	$35,337,279	$109,476,928	$3,497,678	$194,198

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2020.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$35,337,279	Income Approach	Interest rate	7.50% - 15.0%
Senior Credit Facilities	109,476,928	Cost	Interest	7.0% - 19.0%
Special Purpose Vehicles	3,497,678	Income Approach	Interest rate	6.0% - 13.0%
Direct Equities	194,198	Discounted Cash Flow	Discount Rate	15.0% - 30.0%

(f) Fair Value - Valuation Processes

The Fund establishes valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund designates a Valuation Committee (the “Committee”) to oversee the entire valuation process of the Fund’s investments. The Committee is comprised of the three principals of the Investment Manager. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Variant Alternative Income Fund

Notes to Schedule of Investments (Continued)

January 31, 2020 (Unaudited)

The Committee meets on a monthly basis, or more frequently as needed, to determine the valuations of the Fund’s Level 3 investments. Valuations determined by the Committee are required to be supported by market data, third-party pricing sources, industry-accepted pricing models, counterparty prices, or other methods the Committee deems to be appropriate, including the use of internal proprietary pricing models.

5. Federal Income Taxes

At January 31, 2020, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$311,230,641

Gross unrealized appreciation	$9,364,530
Gross unrealized depreciation	(1,134,268)

Net unrealized appreciation on investments	$8,230,262

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

6. New Accounting Pronouncement

On August 28, 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)        Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	March 30, 2020

By (Signature and Title)	/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	March 30, 2020